Introduction, basis of presentation of the interim condensed consolidated financial statements and other information - Comparative information (Details)	6 Months Ended
Jun. 30, 2022
Mexico, Pesos
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	9.87%
Change in average foreign currency exchange rate (as a percent)	9.82%
United States of America, Dollars
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	8.40%
Change in average foreign currency exchange rate (as a percent)	10.32%
Brazil, Brazil Real
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	15.47%
Change in average foreign currency exchange rate (as a percent)	17.23%
Argentina, Pesos
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(11.10%)
United Kingdom, Pounds
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(2.30%)
Change in average foreign currency exchange rate (as a percent)	3.01%
Chile, Pesos
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(1.53%)
Change in average foreign currency exchange rate (as a percent)	(3.83%)
Poland, Zlotych
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(2.22%)
Change in average foreign currency exchange rate (as a percent)	(2.11%)